Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000105973 [Member]
Shareholder Report [Line Items]
Fund Name	Towle Value Fund
Class Name	Towle Value Fund
Trading Symbol	TDVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Towle Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/towle/. You can also request this information by contacting us at 1-888-99TOWLE (888-998-6953).
Additional Information Phone Number	1-888-99TOWLE (888-998-6953)
Additional Information Website	https://funddocs.filepoint.com/towle/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Towle Value Fund (TDVFX)	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2024, the Fund was up 6.2%. This compares to the Russell 2000 Value (R2KV) up 25.9% and the S&P 500 up 36.4%. The Fund was up 20.9% for the first 6 months of the period, but then underperformed during the latter half. The Fund primarily invested in the Consumer Discretionary, Energy, Industrials, and Materials sectors in holdings with market capitalizations between $400M and $10B.
TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary | From a portfolio allocation perspective, the biggest contributor to positive performance was the Fund’s exposure to the Consumer Discretionary sector. Several holdings in this sector produced returns north of 40% for the period - PVH Corp, M/I Homes, Petco, Foot Locker, and Macy’s.
Industrials | The second largest contributor to positive performance during the period was the Fund’s exposure to the Industrials sector. United Airlines, Southwest Airlines, and BlueLinx holdings yielded returns greater than 25% for the period.
Steel Holdings | The Materials sector was the third largest contributor to the Fund’s portfolio, led by holdings in steel companies. Algoma Steel Group returned 54.1% during the period while US Steel Corporation produced a return of 40.8%.
TOP PERFORMANCE DETRACTORS
Energy Sector | The largest detractor to the Fund’s performance was the Energy sector, which made up 16% of the portfolio (as of 9/30) and was down 27.9% during the period. This underperformance was led by Par Pacific Holdings, PBF Energy, and ProPetro Holding Corp. – all down over 25% for the period.
Interest Rate Sensitivity | A single macro tradeoff seems to explain the weak performance of Towle’s small cap holdings relative to the Russell 2000 Value: increased enthusiasm for interest-rate-sensitive stocks has come at the expense of well-capitalized, cyclical stocks that do not depend on rate cuts to bolster equity values. The Towle investment process intentionally avoids the types of companies that led the R2KV rally in the third quarter of 2024. By applying our low enterprise value-to-sales (EV/S) criteria and employing key risk management filters, we exclude companies with excessive debt, poor liquidity, and high short interest. Instead, our focus is directed towards companies with a demonstrated ability to produce substantial earnings.
Low EV/S Universe | Our entire low EV/S universe drastically underperformed during Q3 2024. Close study of the history of low EV/S stocks reveals several periods during which our universe appears to miss out relative to the R2KV to the same degree as this period. Of note, those are concentrated in the early 1970s (Nifty Fifty), late 1990s (Dot-Com), and 2008 (GFC). This has happened before, both to the Towle portfolio and to our cheap EV/S universe.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Towle Value Fund (TDVFX)	6.23%	9.04%	6.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 103,123,889
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 862,641
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$103,123,889
Total number of portfolio holdings	41
Total advisory fees paid (net)	$862,641
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Petco Health & Wellness Co., Inc.	4.3%
United Airlines Holdings, Inc.	3.7%
Under Armour, Inc. - Class A	3.4%
Algoma Steel Group, Inc.	3.2%
Avnet, Inc.	3.1%
Sonic Automotive, Inc. - Class A	3.0%
Tyson Foods, Inc. - Class A	3.0%
Asbury Automotive Group, Inc.	3.0%
Southwest Airlines Co.	3.0%
ProPetro Holding Corp.	2.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Petco Health & Wellness Co., Inc.	4.3%
United Airlines Holdings, Inc.	3.7%
Under Armour, Inc. - Class A	3.4%
Algoma Steel Group, Inc.	3.2%
Avnet, Inc.	3.1%
Sonic Automotive, Inc. - Class A	3.0%
Tyson Foods, Inc. - Class A	3.0%
Asbury Automotive Group, Inc.	3.0%
Southwest Airlines Co.	3.0%
ProPetro Holding Corp.	2.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.